Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Net operating losses	$ 7,082,125	$ 4,975,559
Section 174	463,749
Tax credits	335,060	176,975
Equity compensation	1,660,684	1,193,450
Lease liability	12,292
Other - accruals	4,937	104,807
Other	14,634	11,528
Total Deferred Tax Assets	9,573,481	6,462,319
Deferred Tax Liabilities:
Capitalized internal-use software, net	(198,051)	(245,453)
Right-of-use asset	(12,082)
Total Deferred Tax Liabilities	(210,133)	(245,453)
Net Deferred Tax Assets	9,363,348	6,216,866
Valuation allowance	$ (9,363,348)	$ (6,216,866)